united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

Leland International Advantage Fund

Class A Shares: LDAAX	Class C Shares: LDACX	Class I Shares: LDAIX

Leland Currency Strategy Fund

Class A Shares: GHCAX	Class C Shares: GHCCX	Class I Shares: GHCIX

Leland Thomson Reuters Private Equity Index Fund

Class A Shares: LDPAX	Class C Shares: LDPCX	Class I Shares: LDPIX

Leland Thomson Reuters Venture Capital Index Fund

Class A Shares: LDVAX	Class C Shares: LDVCX	Class I Shares: LDVIX

Annual Report

September 30, 2015

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

Letter to Shareholders

Dear Shareholders,	October 15, 2015

We are pleased to provide our first Annual Letter to our Shareholders of the Leland Currency Strategy Fund and the Leland International Advantage Fund.

The Leland Currency Strategy Fund was launched on May 31, 2014; and is a fund that actively manages exposure to ten of the currencies (the G10 currencies) in the developed markets.

We launched the Leland International Advantage Fund on August 25, 2015. Currencies can both contribute to equity performance, and thus the returns; or, they can detract from the performance received by investors in developed market equities. Recognizing this, the Leland International Advantage Fund blends developed market equity exposure with the currency strategy as one-third of the portfolio allocation. The Leland International Advantage Fund (LDAAX, LDACX, LDAIX) seeks to outperform the MSCI EAFE Index1 by providing international equity exposure combined with active currency management.

Performance review

The Leland Currency Strategy Fund (GHCAX, GHCCX, GHCIX) generated positive performance during the past fiscal year. The A-share class returned 18.21%, the C-share class returned 17.53%, and the I-share returned 18.11%, with each quarter during this period delivering positive performance. The benchmark MSCI EAFE Currency Index2 returned -9.16% over the same period.

It was a period which included some dramatic shifts in currency markets resulting from central bank intervention. These included the Swiss National Bank’s (“SNB”) action in January 2015 where it removed the cap (and interventionist support) for the franc allowing the currency to reset to a free float against the euro. The Swiss franc rallied strongly and in doing so led to the demise of a number of dedicated currency hedge fund managers who had heavily shorted the currency. While the SNB’s decision initially detracted from Fund returns, the Swiss franc was the second highest contributor to the strategy’s performance across the full period, adding 5.9%. The strategy also benefitted strongly from its short positioning in the Australian dollar in the fourth quarter of 2014, which contributed 6.4% of return through the whole period. Key to this were the substantial capital outflows which resulted from previously held extreme long positioning in the currency by investors. The strategy also correctly positioned itself for the euro and Japanese yen which contributed 5% and 4.5% of total return to the strategy respectively. These positive returns contrast with an almost 20% fall in the Australian dollar and an over 11% decline in the euro across the same time period. The largest drop in all the currencies traded by the strategy came from the

[1]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[2]	The MSCI EAFE Currency Index is an index designed to measure the total return of currencies of the MSCI EAFE Index constituents, weighted by their country weights.

Investments cannot be made in an index. The data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features.

Letter to Shareholders

Norwegian krone which fell almost 25% across the period. It was a small detractor to overall strategy performance, reducing returns by 2.5%. Almost the entire period reflected the strength of the U.S. dollar and the meaningful shift demonstrated by investor flows to the currency as a safe haven.

The Leland International Advantage Fund (LDAAX, LDACX, LDAIX) was launched on August 25, 2015, therefore only limited performance information is available. Through September 30, the fund has generated modest negative performance; the A-share class returned -2.00%, the C-share class returned -2.10%, and the I-share returned -2.10%. The benchmark MSCI EAFE Index returned -3.81% over the same period.

Investment outlook

As the Leland Currency Strategy Fund strategy relies almost entirely on behavioral measures of global investor flows and positioning, these comments are provided for the purposes of a broader outlook only.

Looking into 2016 and the potential for the first Federal Reserve Bank (“the Fed”) upward move since 2006, the major issues of the interaction of lower Chinese growth, the resultant impact on commodity and oil prices, alongside potential jitters in equity markets, and the Fed’s timing will each remain key driving factors behind behavioral flows and hence the strategy’s performance. It will be interesting to see if the Fed’s decision leads to a permanent impact on global currency dynamics, or if it has a more transient effect of U.S. dollar strength. This certainly may have significant bearing on the performance of the strategy.

Among the developed currencies, the path of the oil price will be a key driver of both the Canadian dollar and Norwegian krone. In the non-commodity block, the Swedish krona has performed quite well more recently. Following its own mini-quantitative easing (“QE”), the Swedish current account and inflation data have shown improvement. As long as long-term capital outflows stay within bounds, and commercial demand persists, the krona has potential to outperform.

While the Fed will continue to be the major determinant of currency dynamics next year, the European Central Bank (“ECB”) and the Bank of Japan (“BOJ”) will also be important risk factors to the extent the QE in those countries is maintained or enhanced. While the ECB seems committed to the easing and has expressed its guidance on multiple occasions, there has been some recent discussion among investors regarding the next step in the Japanese QE, where some expect fiscal policy to take a more prominent role.

We thank you for your continued support and confidence in our management team.

Sincerely,

Paul Ingersoll, Chief Executive Officer

6569-NLD-10/28/2015

Letter to Shareholders

Dear Shareholders,	October 15, 2015

We are pleased to provide our first Annual Letter to our Shareholders of the Leland Thomson Reuters Venture Capital Index Fund and the Leland Thomson Reuters Private Equity Index Fund.

The Leland Thomson Reuters Venture Capital Index Fund was launched on September 30, 2014; the A-share and I-share have both just completed their first full year in the market. We successfully converted these two share classes from their prior structure, and simultaneously launched a C-share class, on September 23rd, 2015. The primary objective of the Leland Thomson Reuters Venture Capital Index Fund is to provide investment results, before fees and expenses, that correspond generally to the performance of the Thomson Reuters Venture Capital Index (“the TR VC Index”)1 which seeks to replicate the aggregate gross performance of the U.S. venture capital industry by tracking transaction-level returns of venture capital fund investments. The Fund seeks to achieve this objective by investing in publicly-traded equities representative of the TR VC Index and modest leverage.

We are also pleased to have launched the Leland Thomson Reuters Private Equity Index Fund on September 18, 2015. This Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Thomson Reuters Private Equity Buyout Index (“the TR PE Index”)2. The TR PE Index seeks to replicate the aggregate gross performance of the U.S. private equity industry by tracking transaction-level returns of private equity fund investments. Thomson Reuters will gather data on these transactions at select times, including leveraged buyouts, buyouts and exit events creating a theoretical dynamic portfolio of liquid, publicly traded equity securities and derivative instruments. The Fund seeks to achieve this objective by investing in publicly-traded equities representative of the TR PE Index and modest leverage.

Information regarding these indices is available through Thomson Reuters (www.thomsonreuters.com); index data are available through Thomson Reuters (.TRPEI, and .TRVCI) and Bloomberg (TRPEI, and TRVCI).

Performance review

The Leland Thomson Reuters Venture Capital Index Fund (LDVAX, LDVCX, LDVIX) generated positive performance in its first year as a fund. The A-share class returned 7.41%,

[1]	Thomson Reuters Venture Capital Index: The Thomson Reuters Venture Capital Index (“TR VC Index”) seeks to replicate the performance of the Thomson Reuters Venture Capital Research Index (“TR VC Research Index”) using liquid public securities across the sectors in which U.S. venture capital invests.

[2]	Thomson Reuters Private Equity Buyout Index: The Thomson Reuters Private Equity Buyout Index (“TR PE Index”) seeks to replicate the performance of the Thomson Reuters Private Equity Buyout Research Index (“TR PE Research Index”) using liquid public securities across the sectors in which U.S. private equity invests.

Letter to Shareholders

and the I-share returned 7.56%. The Thomson Reuters Venture Capital Index returned 11.76% over the same period. The NASDAQ Index3 returned 4.29% over the same period.

The Leland Thomson Reuters Private Equity Index Fund (LDPAX, LDPCX, LDPIX) was launched on September 18, 2015, therefore only limited performance information is available. Through September 30, the fund has generated negative performance; the A-share class, C-share class, and I-share class all returned -7.20%. The S&P 500 Total Return Index4 returned -1.89% over the same period.

Investment outlook

We continue to be in a historically low interest rate environment, both here in the United States, as well as globally. As a result, there is plenty of liquidity in the markets which enable private market funds – both venture capital and private equity – to both borrow and invest. In environments where liquidity is plentiful, the challenge often then becomes finding compelling opportunities in either the venture capital arena, or the private equity buyout arena, in which to invest.

Our Funds, however, operate independently of these specific factors as they do not invest directly in venture capital or private equity funds nor companies funded by these funds The Thomson Reuters Indices that are generated as a reflection of the investments being made in either the Venture Capital firm-level investments, or Private Equity firm-level investments, are not concerned about the number of investments – rather the investment process is focused on identifying the representative sector weightings by the investments that are made, and then applying a process to understand the changes in value that are aligned to their exposure.

We thank you for your interest in our investments, and your continued support and confidence in our management team.

Sincerely,

Paul Ingersoll, Chief Executive Officer

[3]	The NASDAQ Composite Index is a market-capitalization weighted index of the more than 3,000 common equities listed on the NASDAQ stock exchange. The composition of the NASDAQ Composite is heavily weighted towards information technology companies.

[4]	The S&P 500 Total Return Index is the total return version of the S&P 500 Index which includes the effects of reinvested dividends. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy through changes in the aggregate market value representing all major industries.

Investments cannot be made in an index. The data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features.

6570-NLD-10/28/2015

LELAND INTERNATIONAL ADVANTAGE FUND

PORTFOLIO REVIEW (Unaudited)

September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015, as compared to its benchmark:

Inception** -
September 30, 2015
Leland International Advantage Fund - Class A	(2.00)%
Leland International Advantage Fund - Class A with load	(7.63)%
Leland International Advantage Fund - Class C	(2.10)%
Leland International Advantage Fund - Class I	(2.10)%
MSCI EAFE Index ***	(3.81)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 1.55% for Class A shares, 2.30% for Class C shares and 1.30% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is August 25, 2015.

****	MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE® Index is composed of companies representative of the market structure of Developed Market countries. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2015	% of Net Assets
Equity Funds	97.5%
Short-Term Investment	3.5%
Liabilities in Excess of Other Assets - Net	(1.0)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND TACTICAL CURRENCY STRATEGY FUND

PORTFOLIO REVIEW (Unaudited)

September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, as compared to its benchmark:

		Inception** -
	One Year	September 30, 2015
Leland Tactical Currency Strategy Fund - Class A	18.21%	15.11%
Leland Tactical Currency Strategy Fund - Class A with load	11.44%	10.12%
Leland Tactical Currency Strategy Fund - Class C	17.53%	14.61%
Leland Tactical Currency Strategy Fund - Class I	18.11%	15.03%
BofAML US Dollar LIBOR 3 Month Constant Maturity ***	0.25%	0.25%
S&P 500 Total Return Index ****	(0.61)%	1.93%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 1.99% for Class A shares, 2.74% for Class C shares and 1.74% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 30, 2014.

***	BofAML US Dollar LIBOR (London Interbank Offered Rate) 3 Month Constant Maturity is the interest rate offered by a specific gorup of London banks for the U.S. dollar deposits with a three-month maturity.

****	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2015	% of Net Assets
Short-Term Investment	97.0%
Other Assets in Excess of Liabilities - Net	3.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND THOMSON REUTERS PRIVATE EQUITY FUND

PORTFOLIO REVIEW (Unaudited)

September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015, as compared to its benchmark:

Inception** -
September 30, 2015
Leland Thomson Reuters Private Equity Fund - Class A	(7.20)%
Leland Thomson Reuters Private Equity Fund - Class A with load	(12.54)%
Leland Thomson Reuters Private Equity Fund - Class C	(7.20)%
Leland Thomson Reuters Private Equity Fund - Class I	(7.10)%
S&P 500 Total Return Index ***	(1.89)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 1.70% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is September 18, 2015.

***	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2015	% of Net Assets
Common Stock	98.6%
Real Estate Investment Trusts	0.6%
Short-Term Investment	98.0%
Liabilities in Excess of Other Assets - Net	(97.2)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND THOMSON REUTERS VENTURE CAPITAL FUND

PORTFOLIO REVIEW (Unaudited)

September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, as compared to its benchmark:

	Inception** -	Inception*** -
	September 30, 2015	September 30, 2015
Leland Thomson Reuters Venture Capital Fund Class A	7.41%	N/A
Leland Thomson ReutersVenture Fund - Class A with load	1.81%	N/A
Leland Thomson Reuters Venture Capital Fund Class C	N/A	(3.60)%
Leland Thomson Reuters Venture Capital Fund Class I	7.56%	N/A
NASDAQ OTC Composite Index	4.29%	(2.79)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 1.70% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is October 1, 2014.

***	Inception date is September 23, 2015.

***	National Association of Securities Dealers Automated Quotation System (NASDAQ) is a nationwide computerized quotation system for over 5,500 over-the-counter stocks. The index is compiled of more than 4,800 stocks that are traded via this system. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2015	% of Net Assets
Common Stock	99.1%
Real Estate Investment Trusts	0.6%
Short-Term Investment	3.1%
Liabilities in Excess of Other Assets - Net	(2.8)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND INTERNATIONAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2015

Shares		Value
	MUTUAL FUNDS - 97.5%
	EQUITY FUNDS - 97.5%
100	Direxion Daily Developed Markets Bull 3X Shares *	$4,617
5,855	Schwab International Equity ETF	160,251

	TOTAL MUTUAL FUNDS (Cost - $170,500)	164,868

	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUND - 3.5%
5,976	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.16% ** (Cost - $5,976)	5,976

	TOTAL INVESTMENTS - 101.0% (Cost - $176,476) (a)	$170,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(1,742)
	NET ASSETS - 100.0%	$169,102

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $176,476 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(5,632)
Net unrealized depreciation	$(5,632)

As of September 30, 2015, the following Forward Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Currency Contracts
					Unrealized
		Settlement	Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Amount Purchased/Sold	Market Value	/(Depreciation)
To Buy:
	Australian	10/16/2015	32,234	22,609	(43)
	British	10/16/2015	11,377	17,208	(157)
	Canadian	10/16/2015	17,572	13,165	(159)
	Euro	10/16/2015	40,507	45,277	50
	Japanese	10/16/2015	6,132,412	51,130	(37)
	New Zealand	10/16/2015	40,582	25,922	30
	Norwegian	10/16/2015	265,965	31,230	(1,410)
	Singapore	10/16/2015	42,189	29,632	(380)
	Swedish	10/16/2015	213,390	25,502	(104)
	Swiss	10/16/2015	37,631	37,736	104
Unrealized loss on forward foreign currency contracts					$(2,106)
To Sell:
	Australian	10/16/2015	35,169	24,668	8
	British	10/16/2015	35,842	54,283	71
	Canadian	10/16/2015	58,565	43,744	(132)
	Euro	10/16/2015	33,665	37,833	203
	Japanese	10/16/2015	3,970,667	32,958	(148)
	New Zealand	10/16/2015	60,054	37,631	(728)
	Norwegian	10/16/2015	489,853	58,308	788
	Singapore	10/16/2015	1,456	1,021	(2)
	Swiss	10/16/2015	40,871	42,057	93
Unrealized gain on forward foreign currency contracts					$153

See accompanying notes to financial statements.

LELAND CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 97.0%
	MONEY MARKET FUND - 97.0%
4,012,931	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.16% * (Cost - $4,012,931)	$4,012,931

	TOTAL INVESTMENTS - 97.0% (Cost - $4,012,931) (a)	$4,012,931
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%	124,354
	NET ASSETS - 100.0%	$4,137,285

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,012,931 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation	$—

As of September 30, 2015, the following Forward Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Currency Contracts
					Unrealized
		Settlement	Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Amount Purchased/Sold	Market Value	/(Depreciation)
To Sell:
	Australian	10/16/2015	2,726,618	1,912,463	654
	British	10/16/2015	2,792,753	4,224,164	5,527
	Canadian	10/16/2015	4,202,700	3,148,629	(11,491)
	Euro	10/16/2015	2,551,596	2,852,108	9,861
	Japanese	10/16/2015	281,135,310	2,344,030	(6,296)
	New Zealand	10/16/2015	4,314,694	2,756,059	(43,825)
	Norwegian	10/16/2015	29,383,841	3,450,339	33,658
	Swiss	10/16/2015	3,167,135	3,251,850	1,420
Unrealized loss on forward foreign currency contracts					$(10,492)
To Buy:
	Australian	10/16/2015	2,497,270	1,751,165	433
	British	10/16/2015	881,395	1,342,211	(9,062)
	Canadian	10/16/2015	1,000,119	755,613	(6,332)
	Euro	10/16/2015	3,147,638	3,518,348	3,897
	Japanese	10/16/2015	450,026,614	3,756,510	(4,309)
	New Zealand	10/16/2015	2,877,058	1,836,465	1,288
	Norwegian	10/16/2015	11,892,359	1,456,101	(59,665)
	Singapore	10/16/2015	3,182,200	2,248,469	(13,418)
	Swedish	10/16/2015	16,671,034	1,990,043	2,259
	Swiss	10/16/2015	2,845,267	2,913,289	8,083
Unrealized loss on forward foreign currency contracts					$(76,826)

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2015

Shares		Value
	COMMON STOCKS - 98.6%
	AEROSPACE/DEFENSE - 2.6%
284	Boeing Co.	$37,190
122	General Dynamics Corp.	16,830
132	Lockheed Martin Corp.	27,365
85	Northrop Grumman Corp.	14,106
416	United Technologies Corp.	37,020
		132,511
	AGRICULTURE - 2.5%
876	Altria Group, Inc.	47,654
298	Archer-Daniels-Midland Co.	12,352
713	Philip Morris International, Inc.	56,562
295	Reynolds American, Inc.	13,060
		129,628
	AIRLINES - 0.3%
361	Delta Air Lines, Inc.	16,198

	APPAREL - 0.6%
237	NIKE, Inc.	29,144

	AUTO MANUFACTURERS - 0.8%
1,658	Ford Motor Co.	22,499
630	General Motors Co.	18,913
		41,412
	BANKS - 7.5%
3,658	Bank of America Corp.	56,992
375	Bank of New York Mellon Corp.	14,681
182	Capital One Financial Corp.	13,199
1,082	Citigroup, Inc.	53,678
156	Goldman Sachs Group, Inc.	27,107
1,296	JPMorgan Chase & Co.	79,017
582	Morgan Stanley	18,333
174	PNC Financial Services Group, Inc.	15,521
574	US Bancorp	23,540
1,599	Wells Fargo & Co.	82,109
		384,177
	BEVERAGES - 2.8%
1,873	Coca-Cola Co.	75,145
706	PepsiCo, Inc.	66,576
		141,721
	BIOTECHNOLOGY - 2.7%
257	Amgen, Inc.	35,548
71	Biogen, Inc. *	20,718
315	Celgene Corp. *	34,074
495	Gilead Sciences, Inc.	48,604
		138,944
	BUILDING MATERIALS - 0.2%
87	Vulcan Materials Co.	7,760

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2015

Shares		Value
	CHEMICALS - 4.0%
153	Air Products & Chemicals, Inc.	$19,520
188	CF Industries Holdings, Inc.	8,441
853	Dow Chemical Co.	36,167
430	EI du Pont de Nemours & Co.	20,726
298	LyondellBasell Industries NV	24,841
262	Monsanto Co.	22,359
311	Mosaic Co.	9,675
209	PPG Industries, Inc.	18,327
198	Praxair, Inc.	20,168
65	Sherwin-Williams Co.	14,481
71	Sigma-Aldrich Corp.	9,863
		204,568
	COMMERCIAL SERVICES - 1.2%
203	Automatic Data Processing, Inc.	16,313
484	MasterCard, Inc. - Cl. A	43,618
		59,931
	COMPUTERS - 6.9%
252	Accenture PLC - Cl. A	24,762
2,088	Apple, Inc.	230,306
216	Cognizant Technology Solutions Corp. - Cl. A *	13,524
712	EMC Corp.	17,202
702	Hewlett-Packard Co.	17,978
325	International Business Machines Corp.	47,115
		350,887
	COSMETICS/PERSONAL CARE - 2.4%
433	Colgate-Palmolive Co.	27,478
1,299	Procter & Gamble Co.	93,450
		120,928
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
274	American Express Co.	20,312
42	BlackRock, Inc. - Cl. A	12,494
850	Visa, Inc. - Cl. A	59,211
		92,017
	ELECTRIC - 2.3%
183	American Electric Power Co. Inc.	10,405
240	Dominion Resources, Inc./VA	16,891
288	Duke Energy Corp.	20,719
341	Exelon Corp.	10,128
186	NextEra Energy, Inc.	18,144
162	PG&E Corp.	8,554
259	PPL Corp.	8,519
189	Public Service Enterprise Group, Inc.	7,968
364	Southern Co./The	16,271
		117,599
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
329	Emerson Electric Co.	14,532

	ELECTRONICS - 1.1%
387	Honeywell International Inc.	36,645
146	Thermo Fisher Scientific Inc.	17,853
		54,498

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2015

Shares		Value
	ENGINEERING & CONSTRUCTION - 0.2%
109	SBA Communications Corp. - Cl. A *	$11,417

	FOOD - 1.5%
294	General Mills, Inc.	16,502
434	Kroger Co.	15,654
814	Mondelez International, Inc. - Cl. A	34,082
295	Sysco Corp.	11,496
		77,734
	FOREST PRODUCTS & PAPER - 0.3%
341	International Paper Co.	12,886

	GAS - 0.2%
88	Sempra Energy	8,511

	HEALTHCARE-PRODUCTS - 1.2%
280	Danaher Corp.	23,859
582	Medtronic PLC	38,959
		62,818
	HEALTHCARE-SERVICES - 1.2%
121	Aetna, Inc.	13,239
88	Anthem, Inc.	12,320
319	UnitedHealth Group, Inc.	37,007
		62,566
	HOUSEHOLD PRODUCTS/WARES - 0.4%
172	Kimberly-Clark Corp.	18,755

	INSURANCE - 2.5%
475	American International Group, Inc.	26,990
629	Berkshire Hathaway, Inc. *	82,022
347	MetLife, Inc.	16,361
		125,373
	INTERNET - 6.7%
96	Alphabet, Inc. - Cl A. *	61,284
122	Alphabet, Inc. - Cl. C*	74,227
154	Amazon.com, Inc. *	78,831
459	eBay, Inc. *	11,218
738	Facebook, Inc. - Cl. A *	66,346
146	Netflix, Inc. *	15,076
21	Priceline Group, Inc. *	25,974
337	Yahoo!, Inc. *	9,743
		342,699
	IRON/STEEL - 0.2%
208	Nucor Corp.	7,810

	MACHINERY-CONSTRUCTION & MINING - 0.4%
316	Caterpillar, Inc.	20,654

	MEDIA - 3.6%
809	Comcast Corp.	46,016
283	Liberty Global PLC *	11,609
120	Time Warner Cable, Inc.	21,524
356	Time Warner, Inc.	24,475
458	Twenty-First Century Fox, Inc.	12,357
679	Walt Disney Co.	69,394
		185,375

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2015

Shares		Value
	MINING - 0.3%
835	Alcoa, Inc.	$8,066
822	Freeport-McMoRan, Inc.	7,965
		16,031
	MISCELLANEOUS MANUFACTURING - 3.0%
283	3M Co.	40,121
4,453	General Electric Co.	112,305
		152,426
	OIL & GAS - 4.8%
182	Anadarko Petroleum Corp.	10,991
132	Apache Corp.	5,169
576	Chevron Corp.	45,435
378	ConocoPhillips	18,129
136	Devon Energy Corp.	5,044
156	EOG Resources, Inc.	11,357
1,269	Exxon Mobil Corp.	94,350
90	Hess Corp.	4,505
166	Marathon Petroleum Corp.	7,691
254	Occidental Petroleum Corp.	16,802
167	Phillips 66	12,832
42	Pioneer Natural Resources Co.	5,109
151	Valero Energy Corp.	9,075
		246,489
	OIL&GAS SERVICES - 1.0%
142	Baker Hughes, Inc.	7,390
287	Halliburton Co.	10,145
137	National Oilwell Varco, Inc.	5,158
430	Schlumberger, Ltd.	29,657
		52,350
	PACKAGING & CONTAINERS - 0.1%
160	Sealed Air Corp.	7,501

	PHARMACEUTICALS - 9.0%
603	Abbott Laboratories	24,253
612	AbbVie, Inc.	33,299
172	Allergan PLC *	46,751
110	AmerisourceBergen Corp.	10,449
600	Bristol-Myers Squibb Co.	35,520
170	Cardinal Health, Inc.	13,059
344	Eli Lilly & Co.	28,789
364	Express Scripts Holding Co. *	29,469
994	Johnson & Johnson	92,790
113	McKesson Corp.	20,908
1,031	Merck & Co., Inc.	50,921
2,241	Pfizer, Inc.	70,390
		456,598
	PIPELINES - 0.7%
715	Kinder Morgan, Inc.	19,791
221	Spectra Energy Corp.	5,806
295	Williams Cos, Inc.	10,871
		36,468

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2015

Shares		Value
	RETAIL - 7.3%
176	Costco Wholesale Corp.	$25,444
581	CVS Health Corp.	56,055
496	Home Depot, Inc.	57,283
391	Lowe’s Cos, Inc.	26,948
379	McDonald’s Corp.	37,343
555	Starbucks Corp.	31,546
259	Target Corp.	20,373
252	TJX Cos, Inc.	17,998
687	Wal-Mart Stores, Inc.	44,545
467	Walgreens Boots Alliance, Inc.	38,808
179	Yum! Brands, Inc.	14,311
		370,654
	SEMICONDUCTORS - 2.0%
193	Broadcom Corp.	9,926
1,565	Intel Corp.	47,169
607	QUALCOMM, Inc.	32,614
266	Texas Instruments, Inc.	13,172
		102,881
	SOFTWARE - 3.8%
146	Adobe Systems, Inc. *	12,004
2,843	Microsoft Corp.	125,831
1,232	Oracle Corp.	44,500
194	Salesforce.com, Inc *	13,469
		195,804
	TELECOMMUNICATIONS - 6.6%
4,027	AT&T, Inc.	131,200
381	CenturyLink, Inc.	9,571
1,779	Cisco Systems, Inc.	46,699
219	T-Mobile US, Inc. *	8,718
3,273	Verizon Communications, Inc.	142,408
		338,596
	TRANSPORTATION - 1.6%
108	FedEx Corp.	15,550
383	Union Pacific Corp.	33,861
311	United Parcel Service, Inc. - Cl. B	30,693
		80,104

	TOTAL COMMON STOCK (Cost - $5,018,448)	5,028,955

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
154	American Tower Corp.	13,549
85	Simon Property Group, Inc.	15,616
		29,165

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $29,166)	29,165

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2015

Shares		Value
	SHORT TERM INVESTMENT - 98.0%
	MONEY MARKET FUND - 98.0%
5,000,824	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.16% ** (Cost $5,000,824)	$5,000,824

	TOTAL INVESTMENTS - 197.2% (Cost - 10,048,438) (a)	$10,058,944
	LIABILITIES IN EXCESS OF OTHER ASSETS- (97.2)%	(4,957,286)
	NET ASSETS - 100.0%	$5,101,658

*	Non-income producting security

* *	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

ETF- Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,048,438 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,377
Unrealized depreciation	(871)
Net unrealized appreciation	$10,506

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at September 30, 2015 are as follows:

				Termination
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Date	Notional Amount	Net Unrealized Loss
Societe Generale	SGGLTH21	0.50%	Index Return	10/6/2015	$(99,821)	$(1,957)
Societe Generale	SGGLTH22/Basket Swap ^	1-Month LIBOR + 0.19%	Basket Return	10/6/2015	(16,628)	(339)
Net Unrealized Loss from Open Swap Contracts						$(2,296)

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

^	The following table represents the individual ETF exposure comprising the Societe Generale Equity Basket Swap as on September 30, 2015.

Societe Generale Equity Basket Swap

Shares	Description	Market Value	Unrealized Gain (Loss)
86	Financial Select Sector SPDR Fund	$1,949	$3
30	Health Care Select Sector SPDR Fund	1,987	(87)
42	Industrial Select Sector SPDR Fund	2,095	(21)
34	iSharesUS Telecommunications ETF	918	(43)
17	Materials Select Sector SPDR Fund	679	(22)
75	Technology Select Sector SPDR Fund	2,963	(21)
18	Vanguard Consumer Discretionary ETF	2,121	(67)
18	Vanguard Consumer Staples ETF	2,183	(41)
12	Vanguard Energy ETF	1,017	(48)
4	Vanguard Utilities ETF	372	8
	Total Unrealized Loss		(339)

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS
September 30, 2015

Shares		Value
	COMMON STOCKS - 99.1%
	AEROSPACE/DEFENSE - 0.6%
186	Boeing Co.	$24,357
380	United Technologies Corp.	33,816
		58,173
	APPAREL - 0.2%
188	NIKE, Inc.	23,118

	BANKS - 0.4%
474	PNC Financial Services Group, Inc.	42,281

	BIOTECHNOLOGY - 0.9%
88	Amgen, Inc.	12,172
137	Gilead Sciences, Inc.	13,452
364	Illumina, Inc. *	63,998
		89,622
	CHEMICALS - 1.2%
684	Dow Chemical Co.	29,002
432	International Flavors & Fragrances, Inc.	44,608
252	LyondellBasell Industries NV	21,007
298	Praxair, Inc.	30,354
		124,971
	COMMERCIAL SERVICES - 0.4%
96	Gartner, Inc. *	8,057
242	MasterCard, Inc. - Cl. A	21,809
118	Sotheby’s	3,774
155	Total System Services, Inc.	7,042
77	Verisk Analytics, Inc. - Cl. A *	5,691
		46,373
	COMPUTERS - 9.9%
290	Amdocs Ltd.	16,495
2,092	Apple, Inc.	230,748
144	CACI International, Inc. - Cl. A *	10,652
3,456	Cadence Design Systems, Inc. *	71,470
100	Cognizant Technology Solutions Corp. - Cl. A *	6,261
111	Computer Sciences Corp.	6,813
201	Convergys Corp.	4,645
128	DST Systems, Inc.	13,458
2,227	EMC Corp/MA	53,804
33	EPAM Systems, Inc. *	2,459
1,161	Fortinet, Inc. *	49,319
1,523	Hewlett-Packard Co.	39,004
2,361	International Business Machines Corp.	342,274
139	Jack Henry & Associates, Inc.	9,676
59	Leidos Holdings, Inc.	2,437
595	Manhattan Associates, Inc. *	37,069
91	NCR Corp. *	2,070
734	NetScout Systems, Inc. *	25,962
134	SanDisk Corp.	7,280
1,865	Synopsys, Inc. *	86,126
95	Syntel, Inc. *	4,304
49	Teradata Corp. *	1,419
159	Unisys Corp. *	1,892
127	VeriFone Systems, Inc. *	3,522
74	Virtusa Corp. *	3,797
		1,032,956
	COSMETICS/PERSONAL CARE - 1.1%
1,671	Procter & Gamble Co.	120,212

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2015

Shares		Value
	DIVERSIFIED FINANANCIAL SERVICES - 0.3%
414	Visa, Inc. - Cl. A	$28,839

	ELECTRONICS - 1.8%
66	Amphenol Corp.	3,363
342	Honeywell International, Inc.	32,384
74	National Instruments Corp.	2,056
1,056	Thermo Fisher Scientific, Inc.	129,128
219	Waters Corp. *	25,888
		192,819
	ENGINEERING & CONSTRUCTION - 0.1%
70	SBA Communications Corp. - Cl. A *	7,332

	FOREST PRODUCTS & PAPER - 0.2%
463	International Paper Co.	17,497

	HEALTHCARE-PRODUCTS - 7.3%
2,535	Baxter International, Inc.	83,275
537	Becton Dickinson and Co.	71,238
2,981	Boston Scientific Corp. *	48,918
284	Cooper Cos, Inc.	42,276
160	CR Bard, Inc.	29,810
231	Edwards Lifesciences Corp. *	32,841
82	Intuitive Surgical, Inc. *	37,686
3,943	Medtronic PLC	263,944
647	St Jude Medical, Inc.	40,819
812	Stryker Corp.	76,409
426	Zimmer Biomet Holdings, Inc.	40,014
		767,230
	HEALTHCARE-SERVICES - 4.8%
459	DaVita HealthCare Partners, Inc. *	33,199
925	HCA Holdings, Inc. *	71,558
342	Humana, Inc.	61,218
262	Laboratory Corp. of America Holdings *	28,419
2,416	UnitedHealth Group, Inc.	280,280
223	Universal Health Services, Inc.	27,833
		502,507
	INSURANCE - 0.8%
364	Berkshire Hathaway, Inc. *	47,466
1,231	Progressive Corp.	37,718
		85,184
	INTERNET - 13.9%
568	Alphabet, Inc. *	345,582
503	Alphabet, Inc. *	321,100
77	Blucora, Inc. *	1,060
90	CDW Corp/DE	3,677
50	comScore, Inc. *	2,308
4,542	eBay, Inc. *	111,006
54	F5 Networks, Inc. *	6,253
3,187	Facebook, Inc. - Cl. A *	286,511
64	HomeAway, Inc. *	1,699
94	IAC/InterActiveCorp	6,135
10	LinkedIn Corp. - Cl. A *	1,901
16	MercadoLibre, Inc.	1,457
24	Netflix, Inc. *	2,478

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2015

Shares		Value
	INTERNET - 7.5% (Cont.)
13	SINA Corp *	$522
24	Sohu.com, Inc. *	991
1,321	Splunk, Inc. *	73,117
10,384	Symantec Corp.	202,176
114	Twitter, Inc. *	3,071
106	VeriSign, Inc. *	7,479
70	WebMD Health Corp. - Cl. A *	2,789
2,455	Yahoo!, Inc. *	70,974
145	Yandex NV - Cl. A *	1,556
		1,453,842
	MACHINERY-CONSTRUCTION & MINING - 0.3%
410	Caterpillar, Inc.	26,798

	MEDIA - 0.4%
394	Walt Disney Co.	40,267

	MISCELLANEOUS MANUFACTURING - 0.9%
252	3M Co.	35,726
2,102	General Electric Co.	53,012
25	Proto Labs, Inc. *	1,675
		90,413
	OIL & GAS - 1.5%
180	Anadarko Petroleum Corp.	10,870
379	Apache Corp.	14,842
477	Chevron Corp.	37,626
165	EOG Resources, Inc.	12,012
727	Exxon Mobil Corp.	54,053
351	Occidental Petroleum Corp.	23,219
21	Pioneer Natural Resources Co.	2,554
		155,176
	OIL & GAS SERVICES - 0.2%
5	Core Laboratories NV	499
351	Schlumberger Ltd.	24,208
		24,707
	PHARMACEUTICALS - 0.6%
376	Johnson & Johnson	35,100
525	Merck & Co., Inc.	25,930
		61,030
	RETAIL - 0.4%
405	McDonald’s Corp.	39,905

	SEMICONDUCTORS - 2.1%
3,296	Intel Corp.	99,341
1,432	QUALCOMM, Inc.	76,941
2,423	Rovi Corp. *	25,417
248	Skyworks Solutions, Inc.	20,884
		222,583

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2015

Shares		Value

	SOFTWARE - 45.6%
1,412	ACI Worldwide, Inc. *	$29,822
5,868	Adobe Systems, Inc. *	482,467
53	Akamai Technologies, Inc. *	3,660
1,035	ANSYS, Inc. *	91,225
1,230	Aspen Technology, Inc. *	46,629
10	athenahealth, Inc. *	1,334
3,524	Autodesk, Inc. *	155,549
444	Blackbaud, Inc.	24,917
62	Bottomline Technologies, Inc. *	1,551
4,450	CA, Inc.	121,485
754	Cerner Corp. *	45,210
132	Check Point Software Technologies Ltd. *	10,472
2,204	Citrix Systems, Inc. *	152,693
775	CommVault Systems, Inc. *	26,319
132	CSG Systems International, Inc.	4,066
12	Dealertrack Technologies, Inc. *	758
21	Demandware, Inc. *	1,085
313	Fair Isaac Corp.	26,450
723	Guidewire Software, Inc. *	38,015
3,683	Intuit, Inc.	326,866
65	MedAssets, Inc. *	1,304
25,208	Microsoft Corp.	1,115,706
177	Monotype Imaging Holdings, Inc.	3,862
444	NetSuite, Inc. *	37,252
3,115	Nuance Communications, Inc. *	50,993
19,383	Oracle Corp.	700,114
429	Pegasystems, Inc.	10,558
712	Progress Software Corp. *	18,391
25	Proofpoint, Inc. *	1,508
1,890	PTC, Inc. *	59,989
845	Qlik Technologies, Inc. *	30,800
587	RealPage, Inc. *	9,756
1,923	Red Hat, Inc. *	138,225
6,494	salesforce.com inc *	450,878
1,373	ServiceNow, Inc. *	95,355
959	SolarWinds, Inc. *	37,631
1,104	Solera Holdings, Inc.	59,616
604	SS&C Technologies Holdings, Inc.	42,304
536	Synchronoss Technologies, Inc. *	17,581
392	Tableau Software, Inc. - Cl. A *	31,274
289	Tyler Technologies, Inc. *	43,151
296	Ultimate Software Group, Inc. *	52,987
891	Verint Systems, Inc. *	38,447
1,355	VMware, Inc. - Cl. A *	106,760
38	Workday, Inc. - Cl. A *	2,617
10,232	Zynga, Inc. - Cl. A *	23,329
		4,770,961
	TELECOMMUNICATIONS - 2.5%
2,554	AT&T, Inc.	83,209
428	CenturyLink, Inc.	10,751
2,872	Cisco Systems, Inc.	75,390
14	Palo Alto Networks, Inc. *	2,408
2,068	Verizon Communications, Inc.	89,979
		261,737

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2015

Shares		Value

	TRANSPORTATION - 0.6%
418	Union Pacific Corp.	$36,955
321	United Parcel Service, Inc. - Cl.	31,680
		68,635

	TOTAL COMMON STOCK (Cost - $10,549,516)	10,355,168

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
310	Boston Properties, Inc.	36,704
174	Crown Castle International Corp.	13,723
45	Equinix, Inc.	12,303
		62,730

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $62,254)	62,730

	SHORT TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
322,226	Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class, to yield 0.16% ** (Cost $322,226)	322,226

	TOTAL INVESTMENTS - 102.8% (Cost - 10,932,996) (a)	$10,740,124
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(286,112)
	NET ASSETS - 100.0%	$10,454,012

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015. ETF- Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,970,752 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$517,858
Unrealized depreciation	(748,486)
Net unrealized depreciation	$(230,628)

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at September 30, 2015 are as follows:

				Termination
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Date	Notional Amount	Net Unrealized Loss
Societe Generale	SGGLTH20	0.45%	Index Return	10/6/2015	$(10,900,560)	$(173,096)
Societe Generale	SGGLTH24/Basket Swap	1-Month LIBOR+ 0.19%	Basket Return	10/6/2015	(746,062)	(22,323)
Net Unrealized Loss from Open Swap Contracts						$(195,419)

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

^	The following table represents the individual ETF exposure comprising the Societe Generale Equity Basket Swap as on September 30, 2015.

Societe Generale Equity Basket Swap

Shares	Description	Market Value	Unrealized Gain (Loss)
365	Financial Select Sector SPDR Fund	$8,271	$11
476	Industrial Select Sector SPDR Fund	23,748	(239)
5,086	iShares North American Tech-Software ETF	481,339	(11,774)
33	iShares US Pharmaceuticals ETF	4,885	(494)
432	iShares US Technology ETF	42,725	(501)
519	iShares US Telecommunications ETF	14,013	(659)
155	Materials Select Sector SPDR Fund	6,188	(202)
106	Vanguard Consumer Discretionary ETF	12,494	(348)
102	Vanguard Consumer Staples ETF	12,369	(235)
145	Vanguard Energy ETF	12,290	(580)
857	Vanguard Health Care ETF	105,034	(7,302)
	Total Unrealized Loss		(22,323)

See accompanying notes to financial statements.

Leland Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2015

	Leland			Leland Thomson		Leland Thomson
	International		Leland Currency	Reuters Private		Reuters Venture
	Advantage Fund		Strategy Fund	Equity Fund		Capital Fund
ASSETS
Investment securities:
At cost	$176,476		$4,012,931	$10,048,438		$10,932,996
At value	$170,844		$4,012,931	$10,058,944		$10,740,124
Cash held as collateral	—		275,182	—		—
Receivable for securities sold	—		—	5,081,581		—
Unrealized appreciation on forward foreign currency transactions	1,347		67,080	—		—
Receivable for Fund shares sold	—		52,214	—		—
Dividends and tax reclaims receivable	—		—	55		5,305
Prepaid expenses and other assets	345		25,975	—		24,917
Receivable due from Advisor	226		—	5		—
TOTAL ASSETS	172,762		4,433,382	15,140,585		10,770,346

LIABILITIES
Fees payable to Advisor	—		—	—		30,643
Due to custodian	—		—	—		1,246
Unrealized loss on swap contracts	—		—	2,296		195,419
Unrealized depreciation on forward foreign currency transactions	3,300		154,398	—		—
Payable for investments purchased	—		—	10,036,573		—
Payable for Fund shares redeemed	—		138,937	—		—
Investment advisory fees payable	—		2,134	—		—
Accrued offering fees payable	—		—	—		15,000
Distribution (12b-1) fees payable	—		620	—		—
Interest Payable - Swaps	—		—	8		455
Accrued expenses and other liabilities	360		8	50		73,571
TOTAL LIABILITIES	3,660		296,097	10,038,927		316,334
NET ASSETS	$169,102		$4,137,285	$5,101,658		$10,454,012

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$175,913		$4,162,815	$5,100,000		$10,264,308
Accumulated net investment income (loss)	774		61,788	519		195,370
Accumulated net realized gain (loss) on security transactions, foreign exchange contracts, and swap contracts	—		—	(7,071)		382,625
Net unrealized appreciation (depreciation) on security transactions, swap contracts and currency translations	(7,585)		(87,318)	8,210		(388,291)
NET ASSETS	$169,102		$4,137,285	$5,101,658		$10,454,012

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$19		$1,798,167	$9		$4,958
Shares of beneficial interest outstanding	2		149,421	1		476
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.80	(b)	$12.03	$9.28	(b)	$10.42
Maximum offering price per share (maximum sales charge of 5.75%)	$10.40		$12.76	$9.85		$11.06

Class C Shares :
Net Assets	$10		$322,786	$9		$10
Shares of beneficial interest outstanding	1		26,980	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(c)	$9.79	(b)	$11.96	$9.28	(b)	$10.43	(b)

Class I Shares:
Net Assets	$169,073		$2,016,332	$5,101,640		$10,449,044
Shares of beneficial interest outstanding	17,269		167,761	549,372		1,000,585
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.79		$12.02	$9.29		$10.44

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	NAV may not recalculate due to rounding.

(c)	Investments in Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first 12 months after their purchase.

See accompanying notes to financial statements.

Leland Funds
STATEMENTS OF OPERATIONS

				For the Period	For The Period
				Ended September	Ended March 31,
	For the Period Ended September 30, 2015			30, 2015 (c)	2015 (d)
	Leland		Leland Thomson	Leland Thomson	Leland Thomson
	International	Leland Currency	Reuters Private Equity	Reuters Venture	Reuters Venture
	Advantage Fund (a)	Strategy Fund	Fund (b)	Capital Fund	Capital Fund
INVESTMENT INCOME
Dividends	$—	$—	$571	$65,997	$73,438
Interest	1	251	—	—	75
TOTAL INVESTMENT INCOME	1	251	571	65,997	73,513
EXPENSES
Investment advisory fees	117	5,155	30	70,381	59,135
Distribution (12b-1) fees:
Class A	—	241	—	—	4
Class C	—	380	—	—	—
Administrative services fees	360	40,889	50	42,579	49,589
Registration fees	—	—	—	9,091	2,864
Operating expense	—	—	—	30,018	—
Transfer agent fees	—	—	—	67,419	69,014
Custodian fees	—	—	—	502	537
Professional fees	—	—	—	—	41,140
Offering costs	—	—	—	—	27,808
Pricing fees	—	—	—	—	10,614
Printing and postage expenses	—	—	—	7,491	5,000
Trustees fees and expenses	—	—	—	3,875	3,487
Other expenses	—	—	—	9,311	11,511
TOTAL EXPENSES	477	46,665	80	240,667	280,703

Less: Fees waived and expenses reimbursed by the Advisor	(343)	(40,031)	(36)	(154,214)	(209,756)

NET EXPENSES	134	6,634	44	86,453	70,947

NET INVESTMENT INCOME (LOSS)	(133)	(6,383)	527	(20,456)	2,566

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	—	—	(7,071)	302,200	32,487
Forward foreign currency transactions	907	68,945	—	—	—
Swaps	—	—	(8)	83,998	440,315
Net realized gain (loss) on:	907	68,945	(7,079)	386,198	472,802
Net change in unrealized appreciation (depreciation) on:
Investments	(5,632)	—	10,506	(702,731)	509,859
Swaps	—	—	(2,296)	17,724	(213,143)
Forward foreign currency transactions	(1,953)	(88,213)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(7,585)	(88,213)	8,210	(685,007)	296,716

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,678)	(19,268)	1,131	(298,809)	769,518

NET INCREASE (DECREASE) IN NET ASSETS	$(6,811)	$(25,651)	$1,658	$(319,265)	$772,084

(a)	The Leland Inernational Advantage Fund commenced operations on August 25, 2015.

(b)	The Leland Thomson Reuters Private Equity Fund commenced operations September 18, 2015.

(c)	Represents the period April 1, 2015 through September 30, 2015.

(d)	The Leland Thomson Reuters Venture Capital Fund commenced operations on October 1, 2014.

See accompanying notes to financial statements.

Leland Funds
STATEMENTS OF CHANGES IN NET ASSETS

Leland International Advantage Fund
Period Ended
September 30, 2015 (a)
FROM OPERATIONS
Net investment loss	$(133)
Net realized gain on security transactions and forward foreign currency transactions	907
Net change in unrealized depreciation on security transactions and forward
foreign currency translations	(7,585)
Net decrease in net assets resulting from operations	(6,811)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20
Class C	10
Class I	175,883
Net increase decrease in net assets from shares of beneficial interest	175,913

TOTAL INCREASE (DECREASE) IN NET ASSETS	169,102

NET ASSETS
Beginning of Period	—
End of Period*	$169,102
* Includes accumulated net investment income of:	$774

SHARE ACTIVITY
Class A:
Shares Sold	2
Net increase decrease in shares of beneficial interest outstanding	2

Class C:
Shares Sold	1
Net increase decrease in shares of beneficial interest outstanding	1

Class I:
Shares Sold	17,269
Net increase decrease in shares of beneficial interest outstanding	17,269

(a)	The Leland Inernational Advantage Fund commenced operations on August 25, 2015.

See accompanying notes to financial statements.

Leland Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Currency Strategy Fund
	Year Ended	Period Ended
	September 30, 2015	September 30, 2014 (a)
FROM OPERATIONS
Net investment loss	$(6,383)	$(499)
Net realized gain on forward foreign currency transactions	68,945	1,867
Net change in unrealized appreciation (depreciation) on forward foreign currency translations	(88,213)	895
Net increase (decrease) in net assets resulting from operations	(25,651)	2,263

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(350)	—
Class C	(482)	—
Class I	(1,428)	—
Net decrease in net assets resulting from distributions to shareholders	(2,260)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,849,190	10
Class C	367,721	10
Class I	2,099,383	105,413
Net asset value of shares issued in reinvestment of distributions:
Class A	350	—
Class C	400	—
Class I	1,375	—
Redemption fee proceeds:
Class A	123	—
Class C	77	—
Class I	293	—
Payments for shares redeemed:
Class A	(5,050)	—
Class C	(44,303)	—
Class I	(212,059)	—
Net increase in net assets from shares of beneficial interest	4,057,500	105,433

TOTAL INCREASE IN NET ASSETS	4,029,589	107,696

NET ASSETS
Beginning of Period	107,696	—
End of Period*	$4,137,285	$107,696
* Includes accumulated net investment income of:	$61,788	$1,368

SHARE ACTIVITY
Class A:
Shares Sold	149,816	1
Shares Reinvested	29	—
Shares Redeemed	(425)	—
Net increase in shares of beneficial interest outstanding	149,420	1

Class C:
Shares Sold	30,672	1
Shares Reinvested	33	—
Shares Redeemed	(3,726)	—
Net increase in shares of beneficial interest outstanding	26,979	1

Class I:
Shares Sold	174,619	10,541
Shares Reinvested	115	—
Shares Redeemed	(17,514)	—
Net increase in shares of beneficial interest outstanding	157,220	10,541

(a)	The Tactical Currency Strategy Fund Class A, C and I shares commenced operations on May 30, 2014.

See accompanying notes to financial statements.

Leland Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Leland Thomson Reuters Private Equity Fund (b)
Period Ended
September 30, 2015 (a)
FROM OPERATIONS
Net investment income	$527
Net realized loss on security transactions and swap contracts	(7,079)
Net change in unrealized appreciation on security transactions and swap contracts	8,210
Net increase in net assets resulting from operations	1,658

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	10
Class I	5,099,980
Net increase (decrease) in net assets from shares of beneficial interest	5,100,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,101,658

NET ASSETS
Beginning of Period	—
End of Period*	$5,101,658
* Includes accumulated net investment income (loss) of:	$519

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase (decrease) in shares of beneficial interest outstanding	1

Class I:
Shares Sold	549,372
Shares Reinvested	—
Shares Redeemed	—
Net increase (decrease) in shares of beneficial interest outstanding	549,372

(a)	The Leland Thomson Reuters Private Equity Fund commenced operations September 18, 2015.

See accompanying notes to financial statements.

Leland Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Venture Capital Fund
	Year Ended	Period Ended
	September 30, 2015	March 31, 2015 (a)
FROM OPERATIONS
Net investment income (loss)	$(20,456)	$2,566
Net realized gain on security transactions and swap contracts	386,198	472,802
Net change in unrealized appreciation (depreciation) on security transactions, and swap contracts	(685,007)	296,716
Net increase (decrease) in net assets resulting from operations	(319,265)	772,084

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(30)	—
Class C	—	—
Class I	(63,151)	—
From net investment income:
Class A	—	(120)
Class C	—	—
Class I	(4,265)	(253,374)
Net decrease in net assets resulting from distributions to shareholders	(67,446)	(253,494)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	5,141
Class C	10	—
Class I	—	10,000,140
Net asset value of shares issued in reinvestment of distributions:
Class A	30	120
Class I	63,412	253,374
Payments for shares redeemed:
Class A	(47)	—
Class I	(47)	—
Net increase (decrease) in net assets from shares of beneficial interest	63,358	10,258,775

TOTAL INCREASE (DECREASE) IN NET ASSETS	(323,353)	10,777,365

NET ASSETS
Beginning of Period	10,777,365	—
End of Period*	$10,454,012	$10,777,365
* Includes accumulated net investment income (loss) of:	$195,370	$213,386

SHARE ACTIVITY
Class A:
Shares Sold	—	466
Shares Reinvested	3	11
Shares Redeemed	(4)	—
Net increase (decrease) in shares of beneficial interest outstanding	(1)	477

Class C:
Shares Sold	1	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase (decrease) in shares of beneficial interest outstanding	1	—

Class I:
Shares Sold	—	970,824
Shares Reinvested	6,085	23,680
Shares Redeemed	(4)	—
Net increase (decrease) in shares of beneficial interest outstanding	6,081	994,504

(a)	The Leland Thomson Reuters Venture Capital Fund Class A and Class I commenced operations October 1, 2014. Class C commenced operations on September 23, 2015.

See accompanying notes to financial statements.

Leland Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND INTERNATIONAL ADVANTAGE FUND
	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,
	2015 (1)	2015 (1)	2015 (1)

Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	— (8)	— (8)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.20)	(0.21)	(0.20)
Total from investment operations	(0.20)	(0.21)	(0.21)
Net asset value, end of period	$9.80	$9.79	$9.79
Total return (3,4)	(2.00)%	(2.10)%	(2.10)%
Net assets, at end of period	$20	$10	$169,073
Ratio of gross expenses to average net assets before reimbursement or recapture (5,6,7)	4.29%	5.04%	4.04%
Ratio of net expenses to average net assets after reimbursement or recapture (6,7)	1.40%	2.15%	1.15%
Ratio of net investment income (loss) to average net assets (6,7)	0.00%	0.00%	(1.13)%
Portfolio Turnover Rate (4)	0%	0%	0%

(1)	The Leland International Advantage Fund commenced operations on August 25, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

Leland Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class A			Class C			Class I

	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,	September 30,		September 30,	September 30,
	2015	2014 (1)		2015	2014 (1)		2015	2014 (1)
Net asset value, beginning of period	$10.21	$10.00		$10.21	$10.00		$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.17)	—	(8)	(0.26)	—	(8)	(0.17)	(0.05)
Net realized and unrealized gain on investments	2.02	0.21		2.03	0.21		2.01	0.26
Total from investment operations	1.85	0.21		1.77	0.21		1.84	0.21
Paid in capital from redemption fees (2)	0.01	0.00		0.02	0.00		0.01	0.00
Less distributions from:
Net investment income	(0.04)	—		(0.04)	—		(0.04)	—
Total distributions	(0.04)	—		(0.04)	—		(0.04)	—
Net asset value, end of period	$12.03	$10.21		$11.96	$10.21		$12.02	$10.21
Total return (3)	18.21%	2.10	% (4)	17.53%	2.10	% (4)	18.11%	2.10	% (4)
Net assets, at end of period	$1,798,167	$10.21		$322,786	$10.21		$2,016,332	$107,676
Ratio of gross expenses to average net assets (5,7)	16.22%	1.95	% (6)	16.97%	2.70	% (6)	15.97%	1.70	% (6)
Ratio of net expenses to average net assets (7)	1.75%	1.75	% (6)	2.50%	2.50	% (6)	1.50%	1.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(1.39)%	0.00	% (6)	(2.16)%	0.00	% (6)	(1.41)%	(1.45	)% (6)
Portfolio Turnover Rate	0%	0	% (4)	0%	0	% (4)	0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class A, C and I shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

Leland Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,
	2015 (1)	2015 (1)	2015 (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments	(0.78)	(0.78)	(0.72)
Total from investment operations	(0.72)	(0.72)	(0.71)
Net asset value, end of period	$9.28	$9.28	$9.29
Total return (3,4)	(7.20)%	(7.20)%	(7.10)%
Net assets, at end of period	$9	$9	$5,101,640
Ratio of gross expenses to average net assets (5,6,7)	1.96%	2.71%	1.71%
Ratio of net expenses to average net assets (6,7)	1.75%	2.50%	1.50%
Ratio of net investment income (loss) to average net assets (6,7)	3.37%	4.12%	3.12%
Portfolio Turnover Rate (4)	51%	51%	51%

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class A, C and I shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

Leland Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class A			Class C	Class I
	Period Ended		Period Ended	Period Ended	Period Ended		Period Ended
	September 30,		March 31,	September 30,	September 30,		March 30,
	2015		2015 (1)	2015 (2)	2015		2015 (1)
Net asset value, beginning of period	$10.82		$10.00	$10.82	$10.83		$10.00
Activity from investment operations:
Net investment income (loss) (3)	(0.06)		(0.01)	—	(0.02)		— (4)
Net realized and unrealized loss on investments	(0.28)		1.09	(0.39)	(0.31)		1.09
Total from investment operations	(0.34)		1.08	(0.39)	(0.33)		1.09
Less distributions from:
Net investment income	(0.00	) (4)	(0.26)	—	(0.00	) (4)	(0.26)
Net realized gains	(0.06)		—	—	(0.06)
Total distributions	(0.06)		(0.26)	—	(0.06)		(0.26)
Net asset value, end of period	$10.42		$10.82	$10.43	$10.44		$10.83
Total return (5,6)	(3.14)%		10.83%	(3.60)%	(3.05)%		10.94%
Net assets, at end of period	$4,958		$5,162	$10	$10,449,044		$10,772,203
Ratio of gross expenses to average net assets (7,8,9)	4.52%		6.37%	5.27%	4.27%		5.92%
Ratio of net expenses to average net assets (8,9)	1.75%		1.75%	2.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets (8,9)	(1.09)%		(0.14)%	0.00%	(0.36)%		0.05%
Portfolio Turnover Rate (6)	42%		19%	42%	42%		19%

(1)	The Leland Thomson Reuters Venture Capital Index Fund Class A, and I shares commenced operations on October 1, 2014.

(2)	The Leland Thomson Reuters Venture Capital Index Fund Class C shares commenced operations on September 23, 2015.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Amount represents less than $0.01 per share.

(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

(9)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2015

1.	ORGANIZATION

The Leland International Advantage Fund (“International Advantage Fund”), the Leland Currency Strategy Fund (“Currency Strategy Fund”), formerly known as Good Harbor Tactical Currency Strategy Fund, the Leland Thomson Reuters Private Equity Fund (“Private Equity Fund”), and the Leland Thomson Reuters Venture Capital Fund (“Venture Capital Fund”), formerly known as MPS Thomson Reuters Venture Capital Fund are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company (International Advantage Fund, Currency Strategy Fund, Private Equity Fund, and Venture Capital Fund are each a “Fund” and collectively the “Funds”). The investment objective of the International Advantage Fund and the Currency Strategy Fund is total return from capital appreciation and income. The investment objective of the Private Equity Fund is to correspond generally to the price performance of a specific benchmark designed to trade the aggregate performance of U.S. private equity-backed companies. The investment objective of the Venture Capital Fund is to correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies.

Each Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at net asset value. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The International Advantage Fund commenced operations on August 25, 2015, the Currency Strategy Fund commenced operations on May 30, 2014 and the Private Equity Fund commenced operations on September 18, 2015. The Venture Capital Fund Class A and Class I shares commenced operations on October 1, 2014. The Venture Capital Fund acquired all of the assets and liabilities of the MPS Thomson Reuters Venture Capital Fund (the “Predecessor Fund”) in a tax-free reorganization on September 24, 2015. In connection with this acquisition, Institutional Class shares of the Predecessor Fund were exchanged for Class I shares of the Venture Capital Fund; and Class A shares of the Predecessor Fund were exchanged for Class A shares of the Venture Capital Fund. The Venture Capital Fund Class C shares commenced operations on September 23, 2015. The Venture Capital Fund changed its fiscal year end from March 31 to September 30.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Funds’ investments measured at fair value:

INTERNATIONAL ADVANTAGE FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$164,868	$—	$—	$164,868
Short - Term Investments	5,976	—	—	5,976
Total	$170,844	$—	$—	$170,844
Derivatives
Forward Currency Exchange Contracts	$—	1,347	—	$1,347
Liabilities
Derivatives
Forward Currency Exchange Contracts	$—	3,300	—	$3,300

CURRENCY STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Short - Term Investments	$4,012,931	$—	$—	$4,012,931
Total	$4,012,931	$—	$—	$4,012,931
Derivatives
Forward Currency Exchange Contracts	$—	67,080	—	$67,080
Liabilities
Derivatives
Forward Currency Exchange Contracts	$—	154,398	—	$154,398

PRIVATE EQUITY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$5,028,955	$—	$—	$5,028,955
Real Estate Investment Trusts	29,165	—	—	29,165
Short - Term Investments	5,000,824	—	—	5,000,824
Total	$10,058,944	$—	$—	$10,058,944
Liabilities
Derivatives
Swap Contracts **	$—	2,296	—	$2,296

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

VENTURE CAPITAL FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$10,355,168	$—	$—	$10,355,168
Real Estate Investment Trusts	62,730	—	—	62,730
Short - Term Investment	322,226	—	—	322,226
Total	$10,740,124	$—	$—	$10,740,124
Liabilities
Derivatives
Swap Contracts **	$—	195,419	—	$195,419

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – The Fund gains economic exposure to foreign currencies through its investment in foreign currency forward contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statement of Operations. For the period ended September 30, 2015 the International Advantage Fund and Currency Strategy Fund had net realized gains of $907 and $68,945 on forward foreign currency exchange contracts, respectively.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of September 30, 2015, the Private Equity Fund and Venture Capital Fund had net unrealized losses from open swap contracts in the amount of $2,296 and $195,419, respectively. For the period ended September 30, 2015, the Private Equity Fund had realized losses of $8 and the Venture Capital Fund had realized gains of $83,998 from swap contracts, respectively.

The derivative instruments outstanding as of September 30, 2015 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the International Advantage Fund, Currency Strategy Fund, Private Equity Fund, and Venture Capital Fund’s Statement of Assets and Liabilities as of September 30, 2015:

		Asset Derivatives		Liability Derivatives
Fund	Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
International Advantage Fund	Currency	Unrealized appreciation on forward foreign currency transactions	$1,347	Unrealized depreciation on forward foreign currency transactions	$3,300

Currency Strategy Fund	Currency	Unrealized appreciation on forward foreign currency transactions	67,080	Unrealized depreciation on forward foreign currency transactions	154,398

Private Equity Fund	Equity			Unrealized depreciation on swap contracts	2,296

Venture Capital Fund	Equity			Unrealized depreciation on swap contracts	195,419

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

The following is a summary of the location of derivative investments on the International Advantage Fund, Currency Strategy Fund, Private Equity Fund and Venture Capital Fund’s Statement of Operations as of September 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Forward Foreign Currency Contracts	Net realized gain (loss) on forward foreign currency contracts; Net change in unrealized appreciation (depreciation) on forward foreign currency transactions

Swap Contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Funds’ realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2015:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
			period ended
Derivative Investment Type	Equity Risk	Currency Risk	September 30, 2015
International Advantage Fund
Forward Foreign Currency Contracts	$—	$907	$907
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$68,945	$68,945
Private Equity Fund
Swap Contracts	$(8)	$—	$(8)
Venture Capital Fund
Swap Contracts	$83,998	$—	$83,998

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the period
			ended
Derivative Investment Type	Equity Risk	Currency Risk	September 30, 2015
International Advantage Fund
Forward Foreign Currency Contracts	$—	$(1,953)	$(1,953)
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$(88,213)	$(88,213)
Private Equity Fund
Swap Contracts	$(2,296)	$—	$(2,296)
Venture Capital Fund
Swap Contracts	$17,724	$—	$17,724

Offsetting of Financial Assets and Derivative Assets

During the period ended September 30, 2015, the International Advantage Fund and Currency Strategy Fund, were not subject to any master netting arrangements. The following tables show additional information regarding the offsetting of assets and liabilities at September 30, 2015 for the International Advantage Fund, Currency Strategy Fund, Private Equity Fund, and Venture Capital Fund.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

International Advantage Fund

Assets:
				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged*	Net Amount **

Forward Foreign Currency Transactions	$1,347	$—	$1,347	$(1,347)	$—	$—
Total	$1,347	$—	$1,347	$(1,347)	$—	$—

International Advantage fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount **
Forward Foreign Currency Transactions	$(3,300)	$—	$(3,300)	$1,347	$—	$(1,953)
Total	$(3,300)	$—	$(3,300)	$1,347	$—	$(1,953)

Currency Strategy Fund

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Plaedged *	Net Amount **
Forward Foreign Currency Transactions	$67,080	$—	$67,080	$(67,080)	$—	$—
Total	$67,080	$—	$67,080	$(67,080)	$—	$—

Currency Strategy Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount **
Forward Foreign Currency Transactions	$(154,398)	$—	$(154,398)	$67,080	$87,318	$—
Total	$(154,398)	$—	$(154,398)	$67,080	$87,318	$—

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2015

Private Equity Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount **
Swaps Contracts	$(2,296)	$—	$(2,296)	$—	$—	$(2,296)
Total	$(2,296)	$—	$(2,296)	$—	$—	$(2,296)

Venture Capital Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount **
Swap Contracts	$(195,419)	$—	$(195,419)	$—	$—	$(195,419)
Total	$(195,419)	$—	$(195,419)	$—	$—	$(195,419)

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

**	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from over the counter financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
International Advantage Fund	Annually	Annually
Currency Strategy Fund	Annually	Annually
Private Equity Fund	Annually	Annually
Venture Capital Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities on the Funds’ tax returns for open tax years (2014 for the Leland Currency Strategy Fund), or expected to be taken in the Funds’ 2015 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2015

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the International Advantage Fund’s average daily net assets and 1.25% of the Currency Strategy Fund, Private Equity Fund, and Venture Capital Fund’s average daily net assets. During the period ended September 30, 2015, the Advisor earned the following fees:

Fund	Advisory Fee
International Advantage Fund	$117
Currency Strategy Fund	5,155
Private Equity Fund	30
Venture Capital Fund	70,381

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2016 for the Currency Strategy Fund, and January 31, 2017 for the International Advantage Fund, Private Equity Fund, and Venture Capital Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to the International Advantage Fund, and 1.75%, 2.50%, and 1.50% of the daily average net assets attributable to the Currency Strategy Fund, Private Equity Fund, and Venture Capital Fund’s Class A, Class C and Class I shares (the “Expense Limitation”), respectively. During the period ended September 30, 2015, the Advisor waived fees and reimbursed expenses in the amounts of:

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2015

Fees waived/expenses
FUND	reimbursed by the Advisor
International Advantage Fund	$343
Currency Strategy Fund	40,031
Private Equity Fund	36
Venture Capital Fund	154,214

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30 of the year indicated.

Fund	2016	2017	2018
International Advantage Fund	$—	$—	$343
Tactical Currency Strategy Fund	—	68	40,031
Private Equity Fund	—	—	36
Venture Capital Fund	—	—	154,214

The Trust, with respect to each Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plan, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the period ended September 30, 2015.

Fund	Distribution (12b-1) fee
International Advantage Fund
Class A	$—
Class C	—
Currency Strategy Fund
Class A	241
Class C	380
Private Equity Fund
Class A	—
Class C	—
Venture Capital Fund
Class A	—
Class C	—

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the period ended September 30, 2015.

	Underwriting	Amount
Fund	Commissions	Retained
Currency Strategy Fund
Class A	$1,549	$—

Class C shares of the International Advantage Fund, Currency Strategy Fund, Private Equity Fund, are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. The table below shows the amount of CDSC paid by shareholders of the Fund during the period ended September 30, 2015.

Fund	CDSC Paid
Currency Strategy Fund	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds, for providing administration, fund accounting, and transfer agency services to the Funds in accordance with this agreement, GFS pays for all other operations services for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. As of September 30, 2015 the amounts owed to GFS were $360, $8, $50, and $651 for the International Advantage Fund Currency Strategy Fund, Private Equity Fund, and Venture Capital Fund, respectively. Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

BluGiant, LLC (“BluGiant”) - BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from GFS under the administrative servicing agreement.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended September 30, 2015 were as followed:

Fund	Purchases	Sales
International Advantage Fund	$170,500	$—
Currency Strategy Fund	—	—
Private Equity Fund	10,136,266	5,081,581
Venture Capital Fund	4,370,537	4,692,570

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

5.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Currency Strategy Fund and Private Equity Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Invesco Short Term Investments Trust – Liquid Assets Portfolio and the International Advantage Fund currently seeks to achieve its investment objective by investing a portion of its assets in Schwab International Equity ETF (the “Securities”). Each of these Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of these Funds may be directly affected by the performance of the Securities. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at “www.sec.gov”. As of September 30, 2015, the percentage of the Currency Strategy Fund and Private Equity Fund’s net assets invested in Invesco Short Term Investments Trust – Liquid Assets Portfolio was 97.0% and 98.0% and the International Advantage Fund’s net assets invested in Schwab International Equity ETF was 94.8%, respectively.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2015 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the Fund.

		Percentage of Voting Securities
Fund	Shareholder	as of September 30, 2015
International Advantage Fund	Ingersoll Cedar, LLC.	97.4%
Private Equity Fund	NFS	98.2%
Venture Capital Fund	Lamb Company, LLC.	100.0%

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 was as follows:

For the period ended September 30, 2015:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Leland International Advantage Fund	$—	$—	$—	$—
Leland Currency Strategy Fund	2,260	—	—	2,260
Leland Thomson Reuters Private Equity Fund	—	—	—	—
Leland TR Venture Capital Fund	66,229	1,217	—	67,446

For the year ended September 30, 2014:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Leland International Advantage Fund	$—	$—	$—	$—
Leland Currency Strategy Fund	—	—	—	—
Leland Thomson Reuters Private Equity Fund	—	—	—	—
Leland TR Venture Capital Fund	253,494	—	—	253,494

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Leland International Advantage Fund	$—	$—	$(699)	$—	$—	$(6,112)	$(6,811)
Leland Currency Strategy Fund	—	—	(4,555)	—	—	(20,974)	(25,529)
Leland Thomson Reuters Private Equity Fund	—	—	(8,848)	—	—	10,506	1,658
Leland TR Venture Capital Fund	419,979	353	—	—	—	(230,628)	189,704

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment on open forward foreign currency contracts, swap contracts and passive foreign investment companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows.

Late Year
Losses
Leland International Advantage Fund	$699
Leland Currency Strategy Fund	4,555
Leland Thomson Reuters Private Equity Fund	1,777
Leland TR Venture Capital Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Leland Thomson Reuters Private Equity Fund incurred and elected to defer such capital losses of $7,071.

Post October
Losses
Leland International Advantage Fund	$—
Leland Currency Strategy Fund	—
Leland Thomson Reuters Private Equity Fund	7,071
Leland TR Venture Capital Fund	—

At September 30, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
	Short-Term	Long-Term	Total
Leland International Advantage Fund	$—	$—	$—
Leland Currency Strategy Fund	—	—	—
Leland Thomson Reuters Private Equity Fund	—	—	—
Leland TR Venture Capital Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency exchange gains (losses), adjustments for real estate investment trusts, passive foreign investment companies and non-deductible expenses, the reclassification of swap gains (losses), net operating losses, ordinary income and capital gains distributions and the unamortized portion of organization expenses for tax purposes., resulted in reclassifications for the following Funds for the year ended September 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Leland International Advantage Fund	$—	$907	$(907)
Leland Currency Strategy Fund	(119)	69,064	(68,945)
Leland Thomson Reuters Private Equity Fund	—	(8)	8
Leland TR Venture Capital Fund	(30,018)	6,705	23,313

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2015

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Leland International Advantage Fund, Leland Currency Strategy Fund, Leland Thomson Reuters Private Equity Fund, and Leland Thomson Reuters Venture Capital Fund and Board of Trustees of Northern Lights Fund Trust III

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Leland International Advantage Fund, Leland Currency Strategy Fund (formerly Good Harbor Tactical Currency Strategy Fund), Leland Thomson Reuters Private Equity Fund, and Leland Thomson Reuters Venture Capital Fund (formerly MPS Thomson Reuters Venture Capital Fund) (the “Funds”) as of September 30, 2015, and the related statements of operations, changes in net assets and the financial highlights for the period August 25, 2015 (commencement of operations) to September 30, 2015, for Leland International Advantage Fund, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended for Leland Currency Strategy Fund, the related statements of operations, changes in net assets and the financial highlights for the period September 18,2015 (commencement of operations) to September 30, 2015, for Leland Thomson Reuters Private Equity Fund, and the related statements of operations, changes in net assets and the financial highlights for the period April 1, 2015 to September 30, 2015, for Leland Thomson Reuters Venture Capital Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. Leland Thomson Reuters Venture Capital Fund’s financial statements and financial highlights for the period ended March 31, 2015, were audited by other auditors, whose report dated June 16, 2015, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Leland International Advantage Fund, Leland Currency Strategy Fund, Leland Thomson Reuters Private Equity Fund, and Leland Thomson Reuters Venture Capital Fund as of September 30, 2015, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

November 30, 2015

COHEN FUND AUDIT SERVICES, LTD. | CLEVELAND | MILWAUKEE | 216.649.1700	cohenfund.com

Registered with the Public Company Accounting Oversight Board.

LELAND FUNDS

EXPENSE EXAMPLES (Unaudited)

September 30, 2015

As a shareholder of each Leland Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leland Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	4/1/15	9/30/15	4/1/15 – 9/30/15	Expense Ratio
Leland International Advantage Fund
Class A *	$1,000.00	$961.30	$6.88	1.40%
Class C *	$1,000.00	$957.40	$10.87	2.15%
Class I*	$1,000.00	$962.60	$5.83	1.15%
Leland Tactical Currency Strategy Fund
Class A ****	$1,000.00	$910.50	$6.71	1.75%
Class C ****	$1,000.00	$908.00	$10.28	2.50%
Class I ****	$1,000.00	$911.70	$5.51	1.50%
Leland Thomson Reuters Private Equity Fund
Class A **	$1,000.00	$835.60	$6.44	1.75%
Class C **	$1,000.00	$833.00	$9.88	2.50%
Class I **	$1,000.00	$836.30	$5.29	1.50%
Leland Thomson Reuters Venture Capital Fund
Class A ****	$1,000.00	$863.50	$6.54	1.75%
Class C ***	$1,000.00	$859.50	$10.02	2.50%
Class I ****	$1,000.00	$863.80	$5.37	1.50%

LELAND

EXPENSE EXAMPLES (Unaudited) (Continued)

September 30, 2015

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	4/1/15	9/30/15	4/1/15 – 9/30/15 ****	Expense Ratio
Leland International Advantage Fund
Class A	$1,000.00	$1,018.05	$7.08	1.40%
Class C	$1,000.00	$1,014.28	$10.87	2.15%
Class I	$1,000.00	$1,019.29	$5.83	1.15%
Leland Tactical Currency Strategy Fund
Class A	$1,000.00	$1,018.05	$7.08	1.75%
Class C	$1,000.00	$1,014.28	$10.87	2.50%
Class I	$1,000.00	$1,019.29	$5.83	1.50%
Leland Thomson Reuters Private Equity
Fund
Class A	$1,000.00	$1,018.05	$7.08	1.75%
Class C	$1,000.00	$1,014.28	$10.87	2.50%
Class I	$1,000.00	$1,019.29	$5.83	1.50%
Leland Thomson Reuters Venture
Capital Fund
Class A	$1,000.00	$1,018.05	$7.08	1.75%
Class C	$1,000.00	$1,014.28	$10.87	2.50%
Class I	$1,000.00	$1,019.29	$5.83	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (37) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (13) divided by the number of days in the fiscal year (365).

***	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (8) divided by the number of days in the fiscal year (365).

****	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

LELAND FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2015

Approval of Advisory Agreements – Leland International Advantage, Leland Thomson Reuters Private Equity Index Fund and Leland Thomson Reuters Venture Capital Index Fund

In connection with a meeting held on May 27-28, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreements”) between Good Harbor Financial, LLC (“GHF”), and the Trust with respect to each of the Leland International Advantage Fund (“Leland IA”), Leland Thomson Reuters Private Equity Index Fund (“Leland PE”) and Leland Thomson Reuters Venture Capital Index Fund (“Leland VC”). The Trustees also considered the approval of investment sub-advisory agreement (the “Sub-Advisory Agreement”) between GHF and FDO Partners, LLC (“FDO”), with respect to Leland IA. In considering the approval of the Advisory and Sub-Advisory Agreements, the Trustees received materials specifically relating to the Advisory and Sub-Advisory Agreements.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Sub-Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory and Sub-Advisory Agreements.

GHF – Leland IA, Leland PE, and Leland VC Advisory Agreements

Nature, Extent & Quality of Service. The Board noted that GHF is an investment adviser established in 2003 that is a wholly owned subsidiary of Cedar Capital, LLC and provides investment management services specializing in alternative investment solutions for institutions, private clients, advisers, and several mutual funds. The Board expressed their familiarity with the firm, as GHF currently manages several separate series of the Trust. The Board reviewed the credentials of the individuals responsible for the management of the Fund, noting that they exhibit very strong financial industry experience and educational backgrounds. The Board reviewed GHF’s investment approach, noting that it utilizes a disciplined, model driven investment approach that can be tested to quantify and validate the models and can be utilized in both up and down markets. In regards to Leland IA, the Board noted that GHF intends to manage the international developed market equities sleeve, and will delegate the Fund’s currency strategy to FDO, the proposed sub-adviser, a recognized currency and international investment adviser. In regard to Leland VC and Leland PE, the Board observed that GHF will seek to replicate the returns of the US venture capital and private equity industries, respectively, as measured by the Thomson Reuters Venture Capital Index and Thomson Reuters Private Equity Buyout Index, respectively. The Trustees further noted GHF hopes to attain this return through primarily investing in a wide range of liquid, publicly traded equity securities. The Board expressed their satisfaction that GHF adequately demonstrated that it understood the risk complexities of each Fund’s strategy. The Board noted that GHF had no material compliance or litigation issues during the past three years and further noted their satisfaction with the results and GHF’s response to a regulatory exam in 2012. The Board reviewed the GHF’s best execution practices and their approach to broker-dealer evaluations, block trading, trade allocation, and trade rotation policies and found them to be robust and satisfactory. The Board concluded that GHF has the potential to provide a high level of service to each Fund and its future shareholders.

Performance.

Leland IA - The Board reviewed the results of the Good Harbor Tactical Currency Fund (“Good Harbor TC”), which utilizes the same currency overlay strategy sleeve as proposed for the Fund and is also managed by FDO. The Board noted that Good Harbor TC commenced in May 2014 and significantly outperformed the 3-month LIBOR rate over the same period. The Board expressed that, although performance data is limited and past performance is not indicative of future performance, GHF’s strategy appears to have the potential to provide reasonable performance to the Fund and its future shareholders

Leland PE - The Board reviewed the results of the DSC Thomson Reuters PE Index Partners, LP (“DSC LP”), which is a private fund that utilizes the same strategy the Fund will use. The Board noted that the DSC LP’s since inception (October 2014) return outperformed the S&P 500’s return for the same period and was consistent

LELAND FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2015

with the index it intends to track, the Thomson Reuters Private Equity Buyout Index. Although past performance is not indicative of future performance, the Board concluded that the Fund’s private equity replication strategy appears to have merit and GHF has the potential to provide reasonable results to the Fund and its future shareholders.

Leland VC - The Board reviewed the returns of MPS Thomson Reuters Venture Capital Fund (“MPS VC”) for the one year and since inception periods (January 2014) and noted that MPS VC significantly outperformed the S&P 500 during each period and, taking into account the MPS VC’s Fund’s expenses, the returns were consistent with the Thomson Reuters Venture Capital Index, the index it intends to track. Although past performance is not indicative of future performance, the Board concluded that it appears the Fund’s venture capital replication strategy appears to have merit and GHF has the potential to provide reasonable results to the Fund for the benefit of its future shareholders.

Fees & Expenses.

Leland IA - The Board noted that GHF proposed an advisory fee of 1.00%, which was higher than the average of its selected peer group, and higher than the average of its expected Morningstar category, but within the range of both. The Board observed that the Fund’s expected expense ratio of 1.24% was lower than the peer group average, but higher than the expected Morningstar category and within the ranges of both. The Board noted that the comparable funds do not appear to utilize the active managed currency strategy and that this currency strategy has only been available to institutional investors at high prices. Further, the Board took into consideration that GHF would have to pay FDO from its advisory fee. Given these observations, the Board concluded that the proposed advisory fee was reasonable.

Leland PE - The Board noted that GHF proposed an advisory fee of 1.25%, which was higher than the 1.11% average fee of its selected peer group, but within the range of the fees charged by its peers. The Board also observed that the Fund’s expected expense ratio of 1.44% was slightly lower than the peer group average. The Board noted that the expected Morningstar category only contained two funds, one of which did not use a similar strategy, and therefore was not useful as a comparison to the Fund. The Board concluded that the proposed advisory fee was not unreasonable.

Leland VC - The Board noted that GHF’s proposed advisory fee of 1.25% was consistent with the fee currently being charged by MPS VC and slightly higher than the average fee of its selected peer group, but within the range of the fees charged by its peers. The Board also observed that the Fund’s expected expense ratio of 1.44% was slightly higher than the peer group average and also within its range. The Board noted that the expected Morningstar category only contained two funds, one of which did not use a similar strategy, and the other was the Fund’s predecessor fund, MPS VC, and thus was not useful as a comparison. Given these considerations, the Board concluded that the proposed advisory fee was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of the Funds and their prospects for growth. The Trustees concluded that based on the anticipated size of the Funds, meaningful economies justifying breakpoints will not likely be realized during the initial year of the agreement. The Board noted that GHF’s representatives were receptive to the consideration of breakpoints as each Fund grows and GHF achieves economies of scale. They agreed with GHF’s observations that the Funds will benefit from the “fund-family” fee structure provided by various service providers, such as the Funds’ administrator. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by GHF in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Trustees noted that GHF anticipates earning a very minimal profit in connection with delivering its advisory services to Leland IA, and a reasonable profit in terms of actual dollars and as a percentage of revenues in connection with Leland PE and Leland VC. The Board concluded that it was satisfied that GHF’s anticipated profitability levels associated with its relationship with each Fund was reasonable.

Conclusion. Having requested and received such information from GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent

LELAND FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2015

counsel, the Board concluded that the advisory fee structures were reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of each of Leland IA, Leland PE, and Leland VC.

FDO – Leland IA Sub-Advisory Agreement

Nature, Extent & Quality of Services. The Board noted that FDO was founded in 1997 by a pair of international finance professors from Harvard and MIT to provide currency and international investment advisory services to institutional clients, pension funds, and government entities. The Board acknowledged that FDO is globally recognized for their quantitative strategies in both the currency and equity asset classes and currently manages over $2.3 billion in assets. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and expressed satisfaction with their academic credentials and achievements, publication of financial books and journals, and their experience in portfolio management, and their experience with emerging market currencies. The Board noted that FDO will be responsible for the day-to-day management of the currency sleeve of the Fund and will utilize the same model it uses for Good Harbor TC, based on research and analysis of behavioral data to produce proprietary behavioral indictors utilized in the management of the Fund’s portfolio. The Board noted that GHF and FDO will monitor the Fund’s investment guidelines manually through the use of pre-trade compliance tests in addition to reviewing compliance reports received from the Fund’s administrator. The Board noted that FDO has had no material compliance or litigation issues reported over the past 36 months. The Board expressed their satisfaction with FDO’s strong reputation from their years of international finance and foreign exchange experience and their work with Good Harbor TC, a separate series of the Trust. The Board concluded that FDO demonstrated the ability to provide high quality service to the Fund and its shareholders.

Performance. The Board reviewed the results of Good Harbor TC, which utilizes the same currency overlay strategy sleeve as proposed for the Fund and is also managed by FDO. The Board noted that Good Harbor TC commenced operations in May 2014 and significantly outperformed the 3-month LIBOR rate over the same period. The Board expressed that, although performance data is limited and past performance is not indicative of future performance, FDO’s strategy appears to have the potential to provide reasonable performance to the Fund and its future shareholders

Fees & Expenses. The Board noted that GHF and FDO have agreed to split the proposed 1.0% advisory fee evenly after the payment of certain expenses. The Board noted that this is significantly lower than the 2% plus 20% performance fee charged by FDO to its other clients for similar services and further noted that the Fund would not be paying the sub-adviser directly. With these considerations in mind, the Trustees concluded that the sub-advisory fee charged by FDO was reasonable.

Profitability. The Board considered the anticipated profits to be realized by FDO in connection with its relationship with the Fund and whether the amount of profit is a fair entrepreneurial profit for its service to the Fund. The Trustees noted that FDO was predicting a modest profit during the Fund’s first year of operations and, therefore agreed that FDO’s anticipated level of profitability from its relationship with the Fund not excessive.

Economies of Scale. The Board discussed the anticipated size of the Fund and its prospects for growth and the potential to achieve economies of scale. After discussion, the Trustees agreed that the consideration of economies was more appropriately a Fund level issue and should be considered with respect to the overall advisory contract and fee, taking into consideration the impact of the sub-advisory expense. They agreed that the adviser had successfully negotiated a favorable sub-advisory fee, which indirectly benefits shareholders.

Conclusion. Having requested and received such information from FDO as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee structure was reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Trust and the future shareholders of Leland IA.

LELAND FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008).	34	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	34	None
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	155	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012- 2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008- 2011).	155	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976- 2014).	34	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II and Northern Lights Variable Trust.

9/30/15-NLFT III-V2

LELAND FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2015

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (April 2012 to December 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (March, 2013 to July 2014), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-270-2848.

9/30/15-NLFT III-V 2

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or will file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
155 N. Wacker Drive, Suite 1850
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(5)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015
Leland International Advantage Fund - $14,000

Leland Currency Strategy Fund - $16,000

Leland Thomson Reuters Private Equity Index Fund - $14,500

Leland Thomson Reuters Venture Capital Index Fund - $15,000

2014

Leland Currency Strategy Fund- $13,000

(b)	Audit-Related Fees
2015 – None

(c)	Tax Fees

2015

Leland International Advantage Fund - $2,500

Leland Currency Strategy Fund - $3,000

Leland Thomson Reuters Private Equity Index Fund - $2,500

Leland Thomson Reuters Venture Capital Index Fund - $2,000

2014

Leland Currency Strategy Fund- $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2015
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $2,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/4/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/4/15